Note 25 - Financial Instruments and Related Risk Management (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Current value added tax receivables	$ 29,637	$ 59,665
Working capital	171,100	108,100
Available liquidity, undrawn revolving credit facility	$ 226,200	$ 55,000
Market risk [member]
Statement Line Items [Line Items]
Interest Rate Risk Sensitivity	0.25%